Exhibit 99.1

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 16, 2018
Closing Date:	April 18, 2018

		Dollars	Units	WAC	WARM
Original Pool Balance:		$980,222,708.55	55,346	3.59%	54.76
Original Adj. Pool Balance:		$924,082,694.76

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$202,000,000.00	20.608%	2.23000%		April 15, 2019
Class A-2-A Notes	Fixed	$200,000,000.00	20.404%	2.55000%		April 15, 2021
Class A-2-B Notes	Floating	$150,000,000.00	15.303%	LIBOR + 0.12%		April 15, 2021
Class A-3 Notes	Fixed	$230,000,000.00	23.464%	2.79000%		July 15, 2022
Class A-4 Notes	Fixed	$74,600,000.00	7.611%	2.94000%		June 17, 2024
Class B Notes	Fixed	$16,600,000.00	1.693%	3.14000%		June 17, 2024
Class C Notes	Fixed	$27,750,000.00	2.831%	3.29000%		December 16, 2024
Total Securities		$900,950,000.00	91.913%

Overcollateralization		$23,132,694.76	2.360%
YSOA		$56,140,013.79	5.727%
Total Original Pool Balance		$980,222,708.55	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$122,777,288.93	0.6078084	$93,371,322.71	0.4622343	$29,405,966.22
Class A-2-A Notes	$200,000,000.00	1.0000000	$200,000,000.00	1.0000000	$-
Class A-2-B Notes	$150,000,000.00	1.0000000	$150,000,000.00	1.0000000	$-
Class A-3 Notes	$230,000,000.00	1.0000000	$230,000,000.00	1.0000000	$-
Class A-4 Notes	$74,600,000.00	1.0000000	$74,600,000.00	1.0000000	$-
Class B Notes	$16,600,000.00	1.0000000	$16,600,000.00	1.0000000	$-
Class C Notes	$27,750,000.00	1.0000000	$27,750,000.00	1.0000000	$-
Total Securities	$821,727,288.93	0.9120676	$792,321,322.71	0.8794287	$29,405,966.22

Weighted Avg. Coupon (WAC)	3.55%		3.54%
Weighted Avg. Remaining Maturity (WARM)	52.53		51.60
Pool Receivables Balance	$901,894,923.99		$872,219,090.09
Remaining Number of Receivables	53,228		52,455

Adjusted Pool Balance	$850,551,010.14		$822,778,727.06

III. COLLECTIONS

Principal:
Principal Collections	$28,976,448.76
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$230,950.15
Total Principal Collections	$29,207,398.91

Interest:
Interest Collections	$2,728,452.80
Late Fees & Other Charges	$47,735.25
Interest on Repurchase Principal	$-
Total Interest Collections	$2,776,188.05

Collection Account Interest	$35,508.00
Reserve Account Interest	$2,792.82
Servicer Advances	$-

Total Collections	$32,021,887.78

1 of 3

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$32,021,887.78
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$32,021,887.78

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$751,579.10	$-	$751,579.10	751,579.10
	Collection Account Interest					$35,508.00
	Late Fees & Other Charges					$47,735.25
Total due to Servicer						$834,822.35

2.	Class A Noteholders Interest:
	Class A-1 Notes		$235,766.50		$235,766.50
	Class A-2-A Notes		$425,000.00		$425,000.00
	Class A-2-B Notes		$283,294.79		$283,294.79
	Class A-3 Notes		$534,750.00		$534,750.00
	Class A-4 Notes		$182,770.00		$182,770.00

	Total Class A interest:		$1,661,581.29		$1,661,581.29	1,661,581.29

3.	First Priority Principal Distribution:		$0.00		$0.00	0.00

4.	Class B Noteholders Interest:		$43,436.67		$43,436.67	43,436.67

5.	Second Priority Principal Distribution:		$0.00		$-	0.00

6.	Class C Noteholders Interest:		$76,081.25		$76,081.25	76,081.25

	Available Funds Remaining:					$29,405,966.22

7.	Regular Principal Distribution Amount:					29,405,966.22

			Distributable Amount		Paid Amount
	Class A-1 Notes				$29,405,966.22
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$30,367,373.50		$29,405,966.22
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$30,367,373.50		$29,405,966.22

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$51,343,913.85
Beginning Period Amount	$51,343,913.85
Current Period Amortization	$1,903,550.81
Ending Period Required Amount	$49,440,363.03
Ending Period Amount	$49,440,363.03
Next Distribution Date Required Amount	$47,571,709.44

2 of 3

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	June 2018
Distribution Date	07/16/18
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,310,206.74
Beginning Period Amount	$2,310,206.74
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,310,206.74
Ending Period Amount	$2,310,206.74

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$28,823,721.21	$30,457,404.35	$31,418,811.62
Overcollateralization as a % of Original Adjusted Pool	3.12%	3.30%	3.40%
Overcollateralization as a % of Current Adjusted Pool	3.39%	3.70%	3.82%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.16%	52,017	99.09%	$864,263,159.18
30 - 60 Days	0.69%	364	0.75%	$6,566,634.28
61 - 90 Days	0.12%	64	0.14%	$1,222,708.20
91-120 Days	0.02%	10	0.02%	$166,588.43
121 + Days	0.00%	0	0.00%	$-
Total		52,455		$872,219,090.09

Delinquent Receivables 30+ Days Past Due
Current Period	0.84%	438	0.91%	$7,955,930.91
1st Preceding Collection Period	0.75%	400	0.83%	$7,515,252.76
2nd Preceding Collection Period	0.57%	310	0.63%	$5,831,720.18
3rd Preceding Collection Period
Four-Month Average	0.72%		0.79%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.16%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)			No

Repossession in Current Period		29		$531,327.67
Repossession Inventory		38		$496,160.76

Current Charge-Offs
Gross Principal of Charge-Offs				$699,385.14
Recoveries				$(230,950.15)
Net Loss				$468,434.99

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.62%

Average Pool Balance for Current Period				$887,057,007.04

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.63%
1st Preceding Collection Period				0.36%
2nd Preceding Collection Period				0.12%
3rd Preceding Collection Period
Four-Month Average				0.37%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		54	128	$1,200,854.70
Recoveries		39	71	$(365,657.67)
Net Loss				$835,197.03
Cumulative Net Loss as a % of Initial Pool Balance				0.09%

Net Loss for Receivables that have experienced a Net Loss *		39	98	$835,488.69
Average Net Loss for Receivables that have experienced a Net Loss				$8,525.39

Principal Balance of Extensions				$2,948,214.45
Number of Extensions				142

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

3 of 3